DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial?assets
Gross amount	$ 7.1	$ 8.2
Offsetting amount	(3.4)	(0.9)
Net amount presented in the statement of financial position	3.7	7.3
Financial liabilities
Gross amount	(6.8)	(0.4)
Offsetting amount	3.4	0.6
Net amount presented in the statement of financial position	$ (3.4)	$ 0.2